Financial Instruments and Risk Management	12 Months Ended
Jun. 30, 2026
Financial instruments and risk management [Abstract]
Financial Instruments and Risk Management
21.	Financial Instruments and Risk Management

The Group is exposed to market, liquidity and credit risk through its financial instruments. The main purpose of these financial instruments is to fund the principal activities of the Group.

The Board has overall responsibility for the establishment and oversight of the Group’s risk management framework. The Board meets on a regular basis to analyse exposure and evaluate risk management strategies in the context of the most recent economic conditions and forecasts.

The Board has established the Audit and Risk Committee to assist the Board in monitoring and reviewing any matters of significance affecting financial reporting and compliance, including sustainability objectives, environmental and community obligations, ethical standards, codes of conduct and compliance procedures. The Audit and Risk Committee reports regularly to the Board on its activities.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Management is responsible for developing and monitoring the Group’s risk management policies. The Audit and Risk Committee oversees how management monitors compliance with the Group’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Group.

Recognition and measurement

Initial recognition and measurement

Financial assets and financial liabilities are recognised when the Group becomes a party to the contractual provisions to the instrument. For financial assets, this is the date that the Group commits itself to either the purchase or sale of the asset (i.e. trade date accounting is adopted).

Financial instruments are initially measured at fair value plus transaction costs, except where the instrument is classified at fair value through profit or loss, in which case transaction costs are expensed to profit or loss immediately.

Subsequent measurement

(i)	Subsequent measurement of financial assets

Financial assets are subsequently measured at amortised cost. Measurement is based on two primary criteria:

•	the contractual cash flow characteristics of the financial asset; and
•	the business model for managing the financial assets.

A financial asset that meets the following conditions is subsequently measured at amortised cost:

•	the financial asset is managed solely to collect contractual cash flows; and
•	the contractual terms within the financial asset give rise to cash flows that are solely payments of principal and interest on the principal amount outstanding on specified dates.

(ii)	Subsequent measurement of financial liabilities

Financial liabilities are subsequently measured at amortised cost using the effective interest method. The effective interest method is a method of calculating the amortised cost of a debt instrument and allocating interest expense in profit or loss over the relevant period. The effective interest rate is the internal rate of return of the financial asset or liability. That is, the rate that exactly discounts the estimated future cash flows through the expected life of the instrument to the net carrying value at initial recognition.

Impairment
The Group recognises a loss allowance for expected credit losses, using the simplified approach under IFRS 9 Financial Instruments, which requires the recognition of lifetime expected credit loss at all times.

Derecognition
Derecognition refers to the removal of a previously recognised financial asset or financial liability from the Consolidated Statement of Financial Position.

(i)	Derecognition of financial assets

A financial asset is derecognised when the holder's contractual rights to its cash flows expire, or the asset is transferred in such a way that all the risks and rewards of ownership are substantially transferred.

All of the following criteria need to be satisfied for derecognition of a financial asset:

•	the right to receive cash flows from the asset has expired or been transferred;
•	all risks and rewards of ownership of the asset have been substantially transferred; and
•	the Group no longer controls the asset (i.e. the Group has no practical ability to make a unilateral decision to sell the asset to a third party).

On derecognition of a financial asset measured at amortised cost, the difference between the asset's carrying value and the sum of the consideration received and receivable is recognised in profit or loss.

(ii)	Derecognition of financial liabilities

A liability is derecognised when it is extinguished (i.e. when the obligation in the contract is discharged, cancelled or expires). An exchange of an existing financial liability for a new one with substantially modified terms, or a substantial modification to the terms of a financial liability is treated as an extinguishment of the existing liability and recognition of a new financial liability.

The difference between the carrying value of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

(a)	Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises interest rate risk, foreign currency risk, commodity price risk, provisionally priced commodity sales and other price risk, such as equity price risk. The objective of market risk management is to manage market risk exposures to protect profitability and return on assets.

(i)	Interest rate risk

The Group is exposed to interest rate risk on its cash and cash equivalents, other assets and interest bearing liabilities from the possibility that changes in interest rates will affect future cash flows or the fair value of financial instruments.

The Group’s net exposure to interest rate risk at the reporting date is as follows:

	2026 $’000	2025 $’000
Financial assets
Cash and cash equivalents	255,279	47,254
Other assets	7,385	10,689
Financial liabilities
Interest bearing liabilities (1)	(78,086)	(50,733)
Net exposure	184,578	7,210

(1)	Comparative amounts have been re-presented to include all interest bearing liabilities, consistent with the presentation in the current year.

Sensitivity analysis

The following table demonstrates the sensitivity to a 100 basis point change in interest rates, with all other variables remaining constant:

	Effect on profit after tax 2026 $’000	Effect on profit after tax 2025 $’000
+100 basis point change in interest rates	1,292	50
-100 basis point change in interest rates	(1,292)	(50)

(ii)	Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group operates internationally and is exposed to foreign currency risk arising from currency movements, primarily in respect of transactions and instruments in Australian and Canadian dollars. No derivative financial instruments are employed to mitigate the exposed risks.

The Group's net exposure to foreign currency risk (in United States dollars) at the reporting date is as follows:

	Australian dollar risk exposure 2026 $’000	Australian dollar risk exposure 2025 $’000	Canadian dollar risk exposure 2026 $’000	Canadian dollar risk exposure 2025 $’000
Financial Assets
Cash and cash equivalents	98,746	37,840	138,867	11,478
Trade and other receivables	8,334	4,799	7,964	18,174
Other assets	1,428	832	11,871	3,551
Financial liabilities
Trade and other payables	(2,729)	(3,601)	(38,922)	(44,532)
Interest bearing liabilities	(274)	(127)	(34,481)	(28,493)
Net exposure	105,505	39,743	85,299	(39,822)

Sensitivity analysis

Based on the Group’s net financial assets and liabilities as at 30 June, a weakening of the United States dollar against these currencies as illustrated in the table below, with all other variables held constant, would have the following effect on the Group’s profit or loss after tax:

	Effect on profit after tax 2026 $’000	Effect on profit after tax 2025 $’000
5 per cent movement in Australian dollar	3,693	1,391
5 per cent movement in Canadian dollar	2,985	(1,394)

(iii)	Commodity price risk

Contracts for the sale and physical delivery of commodities are executed whenever possible on a pricing basis intended to achieve a relevant index target. Where pricing terms deviate from the index, the Group may choose to use derivative commodity contracts to realise the index price.

Contracts for the physical delivery of commodities are not typically financial instruments and are not recognised in the Consolidated Statement of Financial Position.

(iv)	Provisionally priced commodity sales and purchases contracts

Provisionally priced sales are those for which price finalisation, referenced to the relevant index and product grade, is outstanding at the reporting date. Provisional pricing mechanisms embedded within these sales have the character of a commodity derivative and are carried at fair value through profit or loss as part of trade receivables or trade creditors. Fair value movements on provisionally priced sale contracts are disclosed as other revenue in the Group’s results.

At 30 June 2026, the Group had no shipments of spodumene concentrate that were provisionally priced and therefore exposed to the impact of movements in commodity prices (2025: 46,872 dmt).

(b)	Liquidity risk

Liquidity risk is the risk that the Group may not be able to settle or meet its obligations as they fall due. This risk is managed by ensuring, to the extent possible, that there is sufficient liquidity in place, without incurring unacceptable losses or risking damage to the Group's reputation.

The entities in the Group are funded by a combination of cash generated by the Group’s operations, long-term funding and intercompany loans provided by the Group. Long-term funding is primarily through equity sources.

Financial asset and financial liability maturity analysis

The following table shows an undiscounted contractual maturity analysis for financial assets and financial liabilities and reflects management's expectations with respect to realisation of financial assets and financial liabilities and timing of termination:

Year ended 30 June 2026	Weighted average interest rate %	1 year or less $’000	1 to 5 years $’000	More than 5 years $’000	Total $’000
Financial Assets
Cash and cash equivalents	2.86%	255,279	–	–	255,279
Trade and other receivables		50,174	–	–	50,174
Other financial assets		–	–	8,805	8,805
Other assets	2.58%	1,110	6,275	–	7,385
Total financial assets		306,563	6,275	8,805	321,643
Financial liabilities
Trade and other payables		45,222	–	–	45,222
Interest bearing liabilities	5.84%	46,917	21,431	–	68,348
Lease liabilities	9.92%	2,556	7,324	3,675	13,555
Total financial liabilities		94,695	28,755	3,675	127,125
Net financial instruments		211,868	(22,480)	5,130	194,518

Year ended 30 June 2025
Financial Assets
Cash and cash equivalents	3.49%	47,254	–	–	47,254
Trade and other receivables		15,342	–	–	15,342
Other financial assets		–	–	659	659
Other assets	2.14%	3,525	439	6,725	10,689
Total financial assets		66,121	439	7,384	73,944
Financial liabilities
Trade and other payables		32,451	–	–	32,451
Interest bearing liabilities	10.51%	39,381	9,600	–	48,981
Lease liabilities	9.63%	1,764	59	–	1,823
Total financial liabilities		73,596	9,659	–	83,255
Net financial instruments		(7,475)	(9,220)	7,384	(9,311)

(c)	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. Credit risk arises from exposures to deposits with financial institutions, trade and other receivables and deposits. Management monitors credit risk by actively assessing the rating quality and liquidity of counterparties.

The Group's maximum exposure to credit risk at reporting date is $305.5 million (2025: $65.4 million), which includes $262.7 million (2025: $47.4 million) in cash and cash equivalents and other long term fixed deposits held with major financial institutions with high credit ratings.

(d)	Fair values

The Group measures some of its assets and liabilities at fair value on either a recurring or non-recurring basis after initial recognition, depending on the requirements of the applicable Accounting Standard.

Fair value is the price the Group would receive to sell an asset or would pay to transfer a liability in an orderly (i.e. unforced) transaction between independent, knowledgeable and willing market participants at the measurement date.

The fair value of cash and cash equivalents and non-interest bearing financial assets and liabilities reasonably approximate their carrying values.

The aggregate fair values and carrying values of financial assets and liabilities are disclosed in the Consolidated Statement of Financial Position. Fair values are materially in line with carrying values.

Fair value measurement

The carrying value of financial assets and liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial assets or liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the Group’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.

The Group applies the following hierarchy for financial assets and liabilities carried at fair value:

Fair value hierarchy	Valuation inputs
Level 1	Based on unadjusted quoted prices in active markets for identical financial assets and liabilities.
Level 2
Based on inputs other than quoted prices included within Level 1 that are observable for the financial asset or liability, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices).

Level 3	Based on inputs not observable in the market using appropriate valuation models, including discounted cash flow modelling.

The following table shows the fair value of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information of financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

At 30 June 2026	Level 1 $’000	Level 2 $’000	Level 3 $’000	Total $’000
Other financial assets designated at FVOCI	8,805	–	–	8,805
Total	8,805	–	–	8,805

At 30 June 2025
Other financial assets designated at FVOCI	659	–	–	659
Trade and other receivables	–	103	–	103
Total	659	103	–	762

The following table shows the valuation techniques used in measuring Level 2 fair values for financial instruments in the Consolidated Statement of Financial Position, as well as the significant unobservable inputs used:

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value measurement
Other receivables – provisional pricing adjustments	Market-based pricing	Market-based pricing indices	The estimated fair value would decrease (increase) if the market-based pricing were lower (higher).

For financial instruments carried at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by reassessing categorisation at the end of each reporting period. There were no transfers between levels of the hierarchy during the year.

(e)	Changes in liabilities from financing activities

The movement in the Group’s liabilities from financing activities during the year is as follows:

Year ended 30 June 2026	Interest bearing liabilities $’000	Preference shares $’000	Lease liabilities $’000	Total $’000
At the beginning of the financial year	379	19,201	1,743	21,323
Cash movements	(1,805)	–	(2,341)	(4,146)
Other non-cash movements	4,175	803	10,336	15,314
At the end of the financial year	2,749	20,004	9,738	32,491

Year ended 30 June 2025
At the beginning of the financial year	–	18,419	3,590	22,009
Cash movements	655	–	(2,108)	(1,453)
Other non-cash movements	(276)	782	261	767
At the end of the financial year	379	19,201	1,743	21,323

Year ended 30 June 2024
At the beginning of the financial year	75	18,156	4,141	22,372
Cash movements	(75)	–	(2,150)	(2,225)
Other non-cash movements	–	263	1,599	1,862
At the end of the financial year	–	18,419	3,590	22,009